Income Tax - Losses and credits available for offsetting future profit and taxes (Details) $ in Thousands	Jun. 30, 2018 USD ($)
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	$ 762,682
Net operating loss, amount recognized	3,774
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	1,790
Net operating loss, amount recognized	304
California
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	110,770
Net operating loss, amount recognized	1,879
Research and development carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	1,617
Tax credits, amounts recognized	1,557
Research and development carryforward | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	18,211
Tax credits, amounts recognized	121
Research and development carryforward | California
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	6,672
Tax credits, amounts recognized	0
Research and development carryforward | Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	3,778
Tax credits, amounts recognized	3,778
Capital loss carryforward | Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	4,637
Tax credits, amounts recognized	0
Zone credits carryforward | California
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	867
Tax credits, amounts recognized	$ 0